CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Formation and operational costs	$ 749,880			$ 386,940			$ 387,335	$ 1,462,117	$ 4,694,296	$ 5,572,066
Loss from operations	(749,880)			(386,940)			(387,355)	(1,462,117)	(4,694,296)	(5,572,066)
Other income (expense):
Interest earned on marketable securities held in Trust Account	822,997			18,214			105,431	1,573,401	82,072	120,063
Transaction costs associated with the Initial Public Offering							(715,720)
Change in fair value of warrant liabilities	528,216			20,336,305			(16,902,902)	11,620,745	21,656,844	23,241,491
Total other income, net	1,351,213			20,354,519			(17,513,191)	13,194,146	21,738,916	23,361,554
Income (Loss) before income taxes	601,333			19,967,579				11,732,029	17,044,620
Net income	$ 439,004	$ 1,852,212	$ 9,161,468	$ 19,967,579	$ (10,205,519)	$ 7,282,560	$ (17,900,526)	$ 11,452,684	$ 17,044,620	$ 17,789,488
Class A Common stock [Member]
Other income (expense):
Weighted average shares outstanding (basic)	26,530,664			33,421,570			18,333,191	31,099,360	33,421,570	33,421,570
Net income per share basic	$ 0.01			$ 0.48			$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Weighted average shares outstanding( diluted)	26,530,664			33,421,570			18,333,191	31,099,360	33,421,570	33,421,570
Net income per share diluted	$ 0.01			$ 0.48			$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding (basic)	8,355,393			8,355,393			7,969,220	8,355,393	8,355,393	8,355,393
Net income per share basic	$ 0.01			$ 0.48			$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Weighted average shares outstanding( diluted)	8,355,393			8,355,393			7,969,220	8,355,393	8,355,393	8,355,393
Net income per share diluted	$ 0.01			$ 0.48			$ (0.68)	$ 0.29	$ 0.41	$ 0.43